Income (expense) from investments (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Expense From Investments Details 1
Dividends	€ 205	€ 143	€ 402
Net gain (loss) on disposals	163	(14)	164
Other trading income (expense)	(33)	(183)	10
Other Gain Loss From Investments	€ 335	€ (54)	€ 576